LVIP Structured Conservative Allocation Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.15%
INVESTMENT COMPANIES–90.15%
Equity Funds–22.63%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,378,548	$22,484,125
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	560,442	8,033,367
		30,517,492
Fixed Income Fund–49.58%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	6,462,217	66,871,026
		66,871,026
International Equity Funds–17.94%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	541,480	5,319,497
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,822,300	$18,869,917
		24,189,414
Total Affiliated Investments (Cost $104,200,358)		121,577,932

UNAFFILIATED INVESTMENT–9.91%
INVESTMENT COMPANY–9.91%
Fixed Income Fund–9.91%
Schwab US TIPS ETF	496,069	13,369,059
Total Unaffiliated Investment (Cost $12,894,290)		13,369,059

TOTAL INVESTMENTS–100.06% (Cost $117,094,648)	134,946,991
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(78,675)
NET ASSETS APPLICABLE TO 11,748,614 SHARES OUTSTANDING–100.00%	$134,868,316

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP Structured Conservative Allocation Fund–1

LVIP Structured Conservative Allocation Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.15%@
Equity Funds-22.63%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$21,634,112	$2,363,173	$3,642,533	$502,085	$1,627,288	$22,484,125	1,378,548	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	8,095,733	851,334	1,842,829	278,790	650,339	8,033,367	560,442	—	—
Fixed Income Fund-49.58%@
✧✧LVIP SSGA Bond Index Fund	67,507,072	4,245,323	8,677,768	(957,018)	4,753,417	66,871,026	6,462,217	—	—
International Equity Funds-17.94%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,344,081	105,210	1,448,542	172,036	1,146,712	5,319,497	541,480	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	18,954,275	368,237	5,349,802	786,334	4,110,873	18,869,917	1,822,300	—	—
Total	$121,535,273	$7,933,277	$20,961,474	$782,227	$12,288,629	$121,577,932		$—	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
LVIP Structured Conservative Allocation Fund–2